Investment Required by Regulation (Details)	Dec. 31, 2012
Investment Required by Regulation (Textual) [Abstract]
Percentage of unpaid principal balances of residential mortgage loans	1.00%
Percentage of total assets	0.30%
Percentage of outstanding advances	5.00%
Percentage of outstanding notes payable to FHLB	5.00%